Accounts receivable - Allowance for credit losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accounts receivable
Beginning allowance for credit losses	$ (5,428)	$ (5,530)
Provision	(12,013)	(4,583)
Charge-offs and recoveries	4,241	4,685
Allowance for credit losses as of December 31	$ (13,200)	$ (5,428)